Note 2 - Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Text Block]
2.           Significant Accounting Policies

The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America.  The following are the significant accounting policies adopted by the Company:

Principles of consolidation

The accompanying consolidated financial statements included the accounts of Euroseas Ltd. and its subsidiaries.  Inter-company transactions were eliminated on consolidation.

Use of estimates

The preparation of the accompanying consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities at the date of the consolidated financial statements, and the stated amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Other comprehensive income / (loss)

The Company presents separately comprehensive income / (loss), if any, and its components in shareholders' equity.  The Company has no other comprehensive income / (loss) and, accordingly, comprehensive income / loss equals net income / loss for all periods presented.

Foreign currency translation

The Company's functional currency as well as the functional currency of all its subsidiaries is the U.S. dollar.  Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at exchange rates prevailing at the balance sheet date.  Income and expenses denominated in foreign currencies are translated into U.S. dollars at exchange rates prevailing at the date of the transaction.  The resulting exchange gains and/or losses on settlement or translation are included in the accompanying consolidated statements of operations.

Cash equivalents

Cash equivalents are time deposits or other certificates purchased with an original maturity of three months or less.

Restricted cash

Restricted cash reflects deposits with certain banks that can only be used to pay the current loan installments or are required to be maintained as a certain minimum cash balance per mortgaged vessel.

Trade accounts receivable

The amount shown as trade accounts receivable, at each balance sheet date, includes estimated recoveries from each voyage or time charter. At each balance sheet date, the Company provides for doubtful accounts on the basis of specific identified doubtful receivables.  No allowance for doubtful accounts was recorded for any of the periods presented.

Inventories

Inventories are stated at the lower of cost and market value.  Inventories are valued using the FIFO (First-In First-Out) method.

Vessels

Vessels are stated at cost which comprises the vessels' contract price, costs of major repairs and improvements upon acquisition, direct delivery and other acquisition expenses less accumulated depreciation. Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise these amounts are charged to expense as incurred.

Expenditures for vessel repair and maintenance are charged against income in the period incurred.

Depreciation

Depreciation is calculated on a straight line basis with reference to the cost of the vessel, age and scrap value as estimated at the date of acquisition.  Depreciation is calculated over the remaining useful life of the vessel, which is estimated to range from 25 to 30 years from the completion of its construction.  Remaining useful lives of property are periodically reviewed and revised to recognize changes in conditions and such revisions, if any, are recognized over current and future periods.

Insurance proceeds

Insurance proceeds are recorded according to type of claim that gives rise to the proceeds in the consolidated statements of operations and the consolidated statements of cash flow. For example, certain hull and machinery claim receipts are classified as "cash flow from investment activities".  In 2009, the Company had $667,839 receipts for hull and machinery claims (mainly for M/V "Jonathan P", ex-M/V "OEL Integrity") which were classified under "cash flows from investing activities". There were no hull and machinery claim receipts in 2010. In 2011, the Company had $1,793,832 receipts for hull and machinery claims (mainly for M/V "Aristides N.P.", M/V "Monica P" and M/V "Port Kelang") which were also classified under "cash flows from investing activities".

Revenue and expense recognition

Revenues are generated from voyage and time charter agreements.  If a charter agreement exists, the price is fixed, service is provided and the collection of the related revenue is reasonably assured, revenues are recorded over the term of the charter as service is provided and recognized on a pro-rata basis over the duration of the voyage or time charter adjusted for the off-hire days that a vessel spends undergoing repairs, maintenance or upgrade work. A voyage is deemed to commence upon the later of the completion of discharge of the vessel's previous cargo or the time it receives a contract that is not cancelable and is deemed to end upon the completion of discharge of the current cargo.  A time charter contract is deemed to commence from the time of the delivery of the vessel to an agreed port and is deemed to end upon the re-delivery of the vessel at an agreed port. We generally enter into a charter agreement for the vessel's next voyage or time charter prior to the time of discharge of the previous cargo or completion of previous time charter. We do not begin recognizing voyage or time charter revenue until a charter contract has been agreed to both by us and the customer, even if the vessel has discharged its cargo or completed the previous time charter and it is sailing to the anticipated load port for its next voyage or to the port it will be delivered to the next charterer. Demurrage income, which is included in voyage revenues, represents payments received from the charterer when loading or discharging time exceeded the stipulated time in the voyage charter and is recognized when earned. Probable losses on voyages are provided for in full at the time such losses can be estimated.

For the Company's vessels operating in chartering pools, revenues and voyage expenses are pooled and allocated to each pool's participants on a time charter equivalent basis in accordance with an agreed-upon formula, which is determined by points awarded to each vessel in the pool based on the vessel's age, design and other performance characteristics. For vessels that simultaneously participate in spot chartering pools and cargo pools (pools of contracts of affreightment, also called, short funds; in the Company's case, participation in cargo pools requires participation in spot chartering pools), a combined time charter equivalent revenue is provided by the operator of the vessel and cargo pools. Revenues and voyage expenses are recognized during the period services were performed, the collectability has been reasonably assured, an agreement with the pool exists and price is determinable. Pool income may be subject to future adjustments by the pool however, the effect on the Company's income resulting from a subsequent reallocation of pool income on the results for the year historically has not been significant.

Charter fees received in advance are recorded as a liability (deferred revenue) until charter services are rendered.

Vessels operating expenses are comprised of all expenses relating to the operation of the vessels, including crewing, insurance, repairs and maintenance, stores, lubricants, spares and consumables, professional and legal fees and miscellaneous expenses. Vessel operating expenses are recognized as incurred; payments in advance of services or use are recorded as prepaid expenses. Voyage expenses are incurred when the vessel is chartered under a voyage charter and comprise of all expenses relating to particular voyages, including bunkers, port charges, canal tolls, and agency fees. Voyage expenses are expensed as incurred.

Drydocking and special survey expenses

Drydocking and special survey expenses are expensed as incurred. The Company believes that the direct expense method is preferable as it eliminates the significant amount of time and subjectivity involved in determining which costs and activities related to drydocking qualify for the deferral method.

Pension and retirement benefit obligations – crew

The ship-owning companies employ the crews on board the vessels under short-term contracts (usually up to 9 months).  Accordingly, they are not liable for any pension or post retirement benefits.

Financing costs

Loan arrangement fees are deferred and amortized to interest expense over the duration of the underlying loan using the effective interest method. Unamortized fees relating to loans repaid or refinanced are expensed in the period the repayment or refinancing occurs.

Fair value of time charter acquired

The Company records all identified tangible and intangible assets or any liabilities associated with the acquisition of a vessel at fair value. Where vessels are acquired with existing time charters, the Company determines the present value of the difference between: (i) the contractual charter rate and (ii) the prevailing market rate for a charter of equivalent duration. In discounting the charter rate differences in future periods, the Company uses its Weighted Average Cost of Capital (WACC) adjusted to account for the credit quality of the charterer.  The capitalized above-market (assets) and below-market (liabilities) charters are amortized as a reduction and increase, respectively, to voyage revenues over the remaining term of the charter.

Stock incentive plan awards

Share-based compensation represents vested and unvested restricted shares granted to employees and to non-employee directors, for their services as directors, as well as to non-employees and are included in "Other general and administrative expenses" in the "Consolidated statements of operations." These shares are measured at their fair value equal to the market value of the Company's common stock on the grant date. The shares that do not contain any future service vesting conditions are considered vested shares and a total fair value of such shares is expensed on the grant date. The shares that contain a time-based service vesting condition are considered unvested shares on the grant date and a total fair value of such shares recognized on a straight-line basis over the requisite service period. In addition, unvested awards granted to non-employees are measured at their then-current fair value as of the financial reporting dates until non-employees complete the service (Note 12).

Investments

The Company classifies unrestricted publicly traded investments as trading securities and records them at fair value. The Company records unrealized gains or losses resulting from changes in fair value of its investment in trading securities between measurement dates as a component of "Gain (loss) on investments". In accordance with guidance relating to "Fair Value Measurements", the Company determines the fair value of its investments in trading securities using quoted market prices in active markets for the same securities (Level 1 under the "Fair Value Measurements" guidance hierarchy (see Note 15). The Company determines the cost of trading securities sold by using the First-In-First-Out ("FIFO") method. Purchases of, or proceeds from, the sale of trading securities are classified as cash flows from operating activities. The Company has adopted guidance relating to "The Fair Value Option for Financial Assets and Financial Liabilities" which allows the classification of purchases of, or proceeds from, the sale of trading securities to be classified to cash flows from operating activities or cash flows from investing activities based upon the Company's intent with respect to these securities.

Investment in Joint Venture

Investments in companies over which the Company believes it exercises significant influence over operating and financial policies, are accounted for using the equity method. Under this method the investment is carried at cost, and is adjusted to recognize the investor's share of the earnings or losses of the investee after the date of acquisition and is adjusted for impairment whenever facts and circumstances determine that a decline in fair value below the cost basis is other than temporary. The amount of the adjustment is included in the determination of net income by the investor and such amount reflects adjustments similar to those made in preparing consolidated financial statements including adjustments to eliminate intercompany gains and losses, and to amortize, if appropriate, any differences between investor cost and underlying equity in net assets of the investee at the date of acquisition. The investment of an investor is also adjusted to reflect the investor's share of changes in the investee's capital.

Impairment of long-lived assets

Impairment loss is recognized on a long-lived asset used in operations when indicators of impairment are present and the carrying amount of the long-lived asset is not recoverable from the undiscounted cash flows estimated to be generated by the asset and the asset's carrying amount is less than its fair value. In determining fair value and future benefits derived from use of long-lived assets, the Company performs an analysis of the anticipated undiscounted future net cash flows of the related long-lived assets.  If the carrying value of the related asset exceeds its undiscounted future net cash flows, the carrying value is reduced to its fair value. Various factors including future charter rates and vessel operating costs are included in this analysis. The Company performed the undiscounted cash flow test as of December 31, 2010 and 2011 for its vessels held for use and determined that its vessels were not impaired.

Derivative financial instruments

Every derivative instrument (including certain derivative instruments embedded in other contracts) is recorded in the balance sheet as either an asset or liability measured at its fair value with changes in the instruments' fair value recognized as a component in other comprehensive income or earnings depending on whether specific hedge accounting criteria are met at the inception of the hedge and over the life of the contract in accordance with guidance relating to  "Derivatives and Hedging".

For the years ended December 31, 2009, 2010 and 2011, the interest rate swaps and the Forward Freight Agreement ("FFA") contracts were not designated as hedging instruments and did not qualify for hedge accounting treatment.  Accordingly, all gains or losses have been recorded in the "Consolidated statements of operations."

Earnings per common share

Basic earnings per share is computed by dividing net income available to common shareholders by the weighted-average number of common shares outstanding during the period. The weighted-average number of common shares outstanding does not include any potentially dilutive securities or any unvested restricted shares of common stock. These unvested restricted shares, although classified as issued and outstanding at December 31, 2010 and 2011, are considered contingently returnable until the restrictions lapse and will not be included in the basic net income per share calculation until the shares are vested.

Diluted net income per share gives effect to all potentially dilutive securities. The Company's then outstanding warrants and unvested restricted shares were potentially dilutive securities during the years ended December 31, 2009, 2010 and 2011 (Note 13).  However, if the result for the year is a loss the effect of any potentially dilutive securities is not considered.

Segment reporting

The Company reports financial information and evaluates its operations by charter revenue and not by the length of ship employment for its customers, i.e. voyage or time charters.  The Company does not use discrete financial information to evaluate the operating results for each such type of charter. Although revenue can be identified for these types of charters, management cannot and does not identify expenses, profitability or other financial information for these charters.  As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet and thus the Company has determined that it operates under one reporting segment. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographical information is impracticable.

Fair Value of Financial Instruments

The estimated fair values of the Company's financial instruments such as trade receivable, trading securities, trade accounts payable, cash and cash equivalents and restricted cash approximate their individual carrying amounts as of December 31, 2010 and 2011, due to their short-term maturity.

The carrying amounts of borrowings under the Company's loan agreements approximate their fair value due to the variable interest rate they bear.

The fair value of the interest rate swaps is the estimated amount the Company would receive or pay to terminate these agreements at the reporting date, taking into account current interest rates and the creditworthiness of the counterparty for assets and creditworthiness of the Company for liabilities.

The fair value of the FFA contracts is the amount the Company would receive or pay to terminate these agreements at the reporting date, taking into account current broker quoted rates for same contracts and the creditworthiness of the counterparty for assets and creditworthiness of the Company for liabilities (see Note 15 - Financial Instruments for additional disclosure on the fair values of interest rate swap agreements and FFA contracts).

Recent accounting pronouncements

There are no recent accounting pronouncements that their adoption would have a material effect on the Company's consolidated financial statements in the current year or expected to have an impact on future years.